BUSINESS ACQUISITIONS - Purchase price allocation for IT-Grad (Details) - IT-Grad - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of business combinations
Cash paid		₽ 1,515
Contingent consideration
Disclosure of business combinations
Fair value of contingent consideration	₽ 907	907	₽ 907
Preliminary amounts
Disclosure of business combinations
Goodwill		1,877
Customer base		643
Other non-current assets		32
Current assets		44
Cash and cash equivalents		13
Current liabilities		(59)
Non-current liabilities		(128)
Total consideration		2,422
Cash paid		1,515
Preliminary amounts | Contingent consideration
Disclosure of business combinations
Fair value of contingent consideration		907
Measurement period adjustments
Disclosure of business combinations
Customer base		(192)
Trademark		41
Other non-current assets		128
Current liabilities		(47)
Non-current liabilities		4
Total consideration		(66)
Measurement period adjustments | Contingent consideration
Disclosure of business combinations
Fair value of contingent consideration		(66)
Final amounts
Disclosure of business combinations
Goodwill		1,877
Customer base		451
Trademark		41
Other non-current assets		160
Current assets		44
Cash and cash equivalents		13
Current liabilities		(106)
Non-current liabilities		(124)
Total consideration		2,356
Cash paid		1,515
Final amounts | Contingent consideration
Disclosure of business combinations
Fair value of contingent consideration		₽ 841